Property and equipment	6 Months Ended
Dec. 31, 2024
Property and equipment.
Property and equipment

12.Property and equipment

Property and equipment decreased from €43,653 thousand as of June 30, 2024 by €4,752 thousand to €38,901 thousand as of December 31, 2024. Included in depreciation and amortization is an impairment loss of €3.1 million recognized, in accordance with IAS 36, on property plant and equipment utilized in the Heimstetten distribution center which was closed in August 2024. The recoverable amount for these assets, as defined by IAS 36, was assessed to be zero.